Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00004	$ 0.00004
Ordinary shares, shares authorised (in Shares)	[1]	625,000,000	625,000,000
Ordinary shares, shares issued (in Shares)	[1]	19,876,500	12,500,000
Ordinary shares, shares outstanding (in Shares)	[1]	19,876,500	12,500,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00004	$ 0.00004
Ordinary shares, shares authorised (in Shares)	[1]	625,000,000	625,000,000
Ordinary shares, shares issued (in Shares)	[1]	14,500,000	12,500,000
Ordinary shares, shares outstanding (in Shares)	[1]	14,500,000	12,500,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Stock Split. (Note 14).